Note 19 - Accumulated Other Comprehensive Income (Details) - Changes in Accumulated Other Comprehensive Income (Loss) by Component Net of Tax - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Changes in Accumulated Other Comprehensive Income (Loss) by Component Net of Tax [Abstract]
Beginning balance	$ 2,548	$ (2,237)
Other comprehensive income (loss) before reclassification	60	4,949
Amount reclassified from accumulated other comprehensive income (loss)	(213)	(164)
Period change	(153)	4,785	$ (7,628)
Ending balance	$ 2,395	$ 2,548	$ (2,237)